ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Government institutions		$ 60	$ 108
Grants receivable from the CSO		850	634
Nontrade Receivables, Current	$ 792	$ 910	$ 742